Share-based compensation (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of share options / SARs
Share options/SARs outstanding at January 1, 2015 | shares	2,335,482
Granted | shares	0
Forfeited | shares	(2,317,482)
Expired | shares	(18,000)
Exercised | shares	0
Share options/SARs outstanding at December 31, 2015 | shares	0
Weighted Average Exercise Price
Share options/SARs outstanding at January 1, 2015 | $ / shares	$ 1.78
Granted | $ / shares	0
Forfeited | $ / shares	1.78
Expired | $ / shares	1.78
Exercised | $ / shares	0
Share options/SARs outstanding at December 31, 2015 | $ / shares	$ 0
Aggregate Intrinsic Value
Share options/SARs outstanding at December 31, 2015 | $	$ 0